Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2018	$ 55,102	$ (6,561)	$ 132,591	$ 16,760	$ (127,429)	$ 70,463	$ 8,345	$ 78,808
Statement Line Items [Line Items]
Dividends paid					(1,478)	(1,478)	(142)	(1,620)
Shares issued – share based payment	963					963		963
Profit for the period					32,621	32,621	6,044	38,665
Other comprehensive income for the period		(2,109)				(2,109)		(2,109)
Balance at Jun. 30, 2019	56,065	(8,670)	132,591	16,760	(96,286)	100,460	14,247	114,707
Balance at Dec. 31, 2019	56,065	(8,621)	132,591	16,760	(88,380)	108,415	16,302	124,717
Statement Line Items [Line Items]
Dividends paid					(1,681)	(1,681)	(300)	(1,981)
Shares issued – share based payment	216					216		216
Profit for the period					13,374	13,374	2,657	16,031
Other comprehensive income for the period		(1,058)				(1,058)		(1,058)
Shares issued – option exercises	30					30		30
Blanket shares repurchased by shares issued	5,847			(2,247)		3,600	(3,600)
Balance at Jun. 30, 2020	$ 62,158	$ (9,679)	$ 132,591	$ 14,513	$ (76,687)	$ 122,896	$ 15,059	$ 137,955